Global Discovery Fund

Supplement to Prospectus
Dated March 1, 1999

The following information is inserted in the section entitled "About the Fund -- Past performance" on page 4 of the prospectus:

Average annual total returns
                                                          Salomon Brothers
For periods ended                     Global                World Equity
December 31, 1998                 Discovery Fund       Extended Market Index
--------------------------------------------------------------------------------
One Year                             16.43%                    5.93%
Five Years                           11.08%                    9.24%
Since Inception (9/10/91)            12.83%                   10.18%*
--------------------------------------------------------------------------------

*    Index comparison begins August 31, 1991.

The Salomon Brothers World Equity Extended Market Index is an unmanaged small capitalization stock universe of 22 countries. Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees or expenses.

April 14, 1999